NOTE 10 - COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2019
Notes
NOTE 10 - COMMITMENTS AND CONTINGENCIES

NOTE 10 – COMMITMENTS AND CONTINGENCIES

Brand Management Agreement

On October 29, 2018, the Company entered into a non-exclusive brand management agreement (“Brand Management Agreement”) with CapCity Beverage, LLC, (“CCB”), a wholly-owned subsidiary of Human Brands International, Inc. (a significant shareholder of the Company).  Pursuant to the Agreement, CCB has been appointed as a non-exclusive Brand Manager of the Company’s Tequila Alebrijes brand.  CCB intends to perform certain services for the Company in connection with the planning, launch, creation, branding, market research, advertising, marketing, consulting, creative and/or digital services and sales for the Brand, the Company’s Tequila Alebrijes product and the Company. CCB will receive 10% of the gross revenue received from the sale of the products marketed under the Brand Management Agreement.

The Brand Management Agreement is for a term of two years subject to earlier termination as set forth in the Agreement. As of the date of this report, the Brand Management Agreement has not resulted in the sale of any of the Company’s product and the Company anticipates that it will either terminate or modify the agreement and seek other product market alternatives.

Promissory Note Default

On April 25, 2019, the Company received a demand letter from Auctus’s legal counsel that stated, among other things, that the Company has defaulted on the Auctus Note.  The demand letter further stated that as a result of such breaches and the default remedy provisions of the Auctus Note set forth therein, as of April 25, 2019, the Company, owes Auctus at least $490,767 calculated as follows:

Outstanding principal of $300,000 + accrued interest of $12,178 + $15,000 liquidated damages relating back to the Auctus Note issuance date for breach of Section 3.1 + 50% liquidated damages of $163,589 for default under Sections other than Section 3.2.

We have communicated with Auctus regarding these matters and are under advisement from our legal counsel that, although we have defaulted on the Auctus Note and as such are accruing the default interest of 24% as stated within the Auctus Note, we are not otherwise in breach of the Auctus Note.  We are unable to predict whether we will be able to enter into a workable resolution with Auctus.  If not, Auctus could commence collection action against the Company and seek to foreclose on our assets and seek other remedies.  We and our legal counsel believe the likelihood of this action is remote, and therefore have not accrued for any potential damages at December 31, 2019.